Wahed Dow Jones Islamic World ETF
Schedule of Investments
February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2% (a)
Aerospace and Defense - 0.9%
Safran SA	3,453	$723,789

Apparel and Textile Products - 3.0%
adidas AG	1,684	340,995
Compagnie Financière Richemont SA	5,181	827,265
Hermès International SCA	335	838,506
Kering SA	696	320,136
		2,326,902
Automotive - 1.6%
BYD Co. Ltd. - Class H	9,514	234,909
Denso Corp.	19,970	367,458
Ferrari NV	1,248	526,567
Samsung SDI Co. Ltd.	516	146,089
		1,275,023
Biotechnology and Pharmaceuticals - 17.0%
Argenx SE - ADR (b)	569	216,226
Astellas Pharma, Inc.	18,090	199,610
AstraZeneca PLC	10,190	1,286,785
CSL Ltd.	4,868	907,326
Daiichi Sankyo Co. Ltd.	19,564	650,173
Genmab A/S (b)	617	172,874
GSK PLC	40,876	860,694
Novartis AG	20,586	2,092,148
Novo Nordisk A/S - Class B	32,368	3,851,756
Roche Holding AG - Non-Voting Share	7,073	1,863,134
Roche Holding AG - Voting Share	268	74,689
Sanofi	11,203	1,065,515
		13,240,930
Chemicals - 2.9%
Air Liquide SA	5,257	1,068,933
Givaudan SA	75	315,740
Shin-Etsu Chemical Co. Ltd.	20,337	867,859
		2,252,532
Commercial Support Services - 2.9%
Compass Group PLC	42,314	1,161,487
Recruit Holdings Co. Ltd.	16,896	682,297
Waste Connections, Inc.	2,586	430,546
		2,274,330
Construction Materials - 1.3%
CRH PLC	7,000	582,101
Sika AG	1,521	441,333
		1,023,434
E-Commerce Discretionary - 2.3%
JD.com, Inc. - ADR	41,612	941,263
PDD Holdings, Inc. - ADR (b)	6,812	848,366
		1,789,629
Electrical Equipment - 4.2%
ABB Ltd.	16,183	748,364
Assa Abloy AB - Class B	9,992	285,253
Daikin Industries Ltd.	2,928	414,247
Legrand SA	2,693	272,479
Mitsubishi Electric Corp.	21,818	347,161
Schneider Electric SE	5,381	1,221,671
		3,289,175
Food - 2.1%
Nestle SA	15,926	1,659,610

Health Care Facilities and Services - 0.5%
Lonza Group AG	744	390,356

Household Products - 4.2%
L'Oréal SA	2,306	1,102,230
Reckitt Benckiser Group PLC	7,443	470,560
Unilever PLC	34,188	1,672,100
		3,244,890
Internet, Media and Services - 4.1%
Meituan - Class B (b)(c)	43,752	445,970
NAVER Corp.	3,104	454,551
Prosus NV	15,226	444,707
Tencent Holdings Ltd.	50,804	1,798,854
		3,144,082
Machinery - 2.9%
Atlas Copco AB - Class A	25,817	448,478
Atlas Copco AB - Class B	15,679	234,637
FANUC Corp.	9,552	279,023
Keyence Corp.	1,975	924,227
SMC Corp.	603	363,202
		2,249,567
Medical Equipment and Devices - 2.3%
Alcon, Inc.	5,005	427,319
EssilorLuxottica SA	2,852	605,405
Hoya Corp.	3,490	454,351
Terumo Corp.	7,440	290,104
		1,777,179
Metals and Mining - 5.5%
Anglo American PLC	12,767	274,703
Barrick Gold Corp.	17,430	254,315
BHP Group Ltd.	50,480	1,443,986
Fortescue Ltd.	15,919	268,782
Franco-Nevada Corp.	1,909	199,985
Rio Tinto Ltd.	5,128	413,315
Rio Tinto PLC	14,953	960,677
Vale SA - ADR	34,736	465,810
		4,281,573
Oil and Gas Producers - 2.5%
Canadian Natural Resources Ltd.	10,930	761,840
Cenovus Energy, Inc.	13,349	232,760
Lukoil PJSC - ADR (b)(d)(e)	3,928	–
Lukoil PJSC - GDR (b)(d)(e)	224	–
Suncor Energy, Inc.	13,175	452,944
Woodside Energy Group	26,264	519,212
		1,966,756
Renewable Energy - 0.4%
Vestas Wind Systems A/S (b)	10,068	280,541

Retail - Discretionary - 2.0%
Fast Retailing Co. Ltd.	1,954	564,776
Industria de Diseño Textil SA	11,284	500,770
Wesfarmers Ltd.	11,370	493,376
		1,558,922
Semiconductors - 18.2%
ASML Holding NV	4,051	3,816,074
Infineon Technologies AG	85,720	3,069,943
STMicroelectronics NV	6,591	297,707
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	45,249	5,822,189
Tokyo Electron Ltd.	4,699	1,157,561
		14,163,474
Software - 7.7%
Constellation Software, Inc.	297	487,498
Dassault Systemes SE	6,800	317,781
SAP SE	10,278	1,922,822
Shopify, Inc. - Class A (b)	42,904	3,279,917
		6,008,018
Technology Hardware - 4.8%
Murata Manufacturing Co. Ltd.	18,723	378,163
NIDEC CORP.	5,242	198,970
Samsung Electronics Co. Ltd.	52,687	2,904,195
Xiaomi Corp. - Class B (b)(c)	150,492	254,126
		3,735,454
Technology Services - 3.6%
Adyen NV (b)(c)	300	473,980
Amadeus IT Group SA	4,525	266,283
Capgemini SE	1,569	381,515
Experian PLC	9,194	393,671
RELX PLC	19,395	849,106
Wolters Kluwer NV	2,564	404,678
		2,769,233
Transportation and Logistics - 2.3%
Canadian National Railway Co.	5,712	741,063
Canadian Pacific Kansas City Ltd.	9,152	777,517
DSV AS	1,781	285,961
		1,804,541
TOTAL COMMON STOCKS (Cost $72,349,217)		77,229,940

WARRANTS - 0.0% (f)
Constellation Software, Inc., Expiration: March 2040, Exercise Price: TBD (b)(d)(e)(g)(h)	122	-
TOTAL WARRANTS (Cost $0)		-

TOTAL INVESTMENTS (Cost $72,349,217) — 99.2%		77,229,940
Other assets and liabilities, net — 0.8%		626,235
NET ASSETS — 100.0%		$77,856,175

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Value determined based on estimated fair value. The value of this security totals $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(e)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(f)	Amount is less than 0.05%.
(g)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(h)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

	COUNTRY	Percentage of Net Assets
	Switzerland	11.4%
	Japan	10.4%
	United Kingdom	10.2%
	France	10.2%
	Canada	9.8%
	Netherlands	7.9%
	Taiwan	7.5%
	Germany	6.9%
	Denmark	5.9%
	Cayman Islands	5.5%
	Australia	5.2%
	Republic of Korea	4.5%
	Sweden	1.2%
	Spain	1.0%
	Ireland	0.7%
	Brazil	0.6%
	China	0.3%
	Russian Federation	0.0%
	Total Country	99.2%
	WARRANTS	0.0%
	TOTAL INVESTMENTS	99.2%
	Other assets and liabilities, net	0.8%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$77,229,940	$-	$-	^	$77,229,940
Warrants	-	-	-	^	-
Total Investments - Assets	$77,229,940	$-	$-		$77,229,940

* See the Schedule of Investments for industry classifications.
^ The Fund held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 are deemed immaterial.